Transaction Expenses (Tables)	3 Months Ended
Mar. 31, 2026
Transaction Expenses [Abstract]
Schedule of Transaction Expenses
	March 31, 2026	March 31, 2025

Processing fees	(131,620)	(121,762)
Third-party fraud prevention services (1)	(14,420)	(29,859)
PicPay card issuance expenses	(35,809)	(24,200)
Chargeback	(2,127)	(6,796)
Operating losses (2)	(2,464)	(1,899)
Total	(186,440)	(184,516)

(1)	Verification and processing expenses incurred as a result of user transactions, such as identity verification and biometric identification services, among others.

(2)	Amounts related to expenses generated by events of fraud from financial transactions processed by acquirers and card issuers and/or operating errors.